Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income (loss)	$ (13,648)	$ 4,801	$ (4,132)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of convertible notes	4,936	(3,483)	2,019
Share based payment	7,042
Exchange rate differences on grant liability		(68)	73
Change in fair value of warrant liability	(160)	(463)	(62)
Amortization of the discount on short-term loans	245	161	173
Interest expense on short-term loans	79	10
Changes in assets and liabilities:
Other current assets	(163)	(238)	462
Trade accounts payable	14	(101)	147
Other accounts payable	280	(1,260)	100
Net cash used in operating activities	(1,375)	(641)	(1,220)
Cash flows from financing activities
Issuance of ordinary shares and warrants in an initial public offering, net (see Note 11)	8,224
Repayment of short-term loan		(325)
Proceeds from issuance of convertible notes		450
Proceeds from short-term loans	300	400	325
Net cash provided by financing activities	8,524	525	325
Net change in cash and cash equivalents	7,149	(116)	(895)
Cash and cash equivalents at the beginning of the year	229	345	1,240
Cash and cash equivalents at the end of the year	7,378	229	345
Non-cash financing activities:
Conversion of convertible notes into ordinary shares	9,308		1,086
Conversion of accrued payroll salary into short-term loan (see Note 5)		$ 117